Summary of Significant Accounting Policies - Disaggregation of revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition
Revenue	$ 257	$ 262	$ 784	$ 753	$ 1,016	$ 981
Consumer Revenue, Data
Revenue Recognition
Revenue					246	245
Consumer Revenue, Wireless
Revenue Recognition
Revenue					142	145
Consumer Revenue, Other
Revenue Recognition
Revenue					44	45
Business Revenue, Data
Revenue Recognition
Revenue					457	412
Business Revenue, Wireless
Revenue Recognition
Revenue					40	43
Business Revenue, Other
Revenue Recognition
Revenue					11	14
Lease, grant, and revenue from subsidies
Revenue Recognition
Revenue					$ 76	$ 77